Annual Total Returns - Institutional Class	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	24.25%	24.15%	(16.82%)	26.40%	18.87%	31.52%	(6.23%)	22.08%	12.73%	(0.72%)
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	9.57%	18.91%	(3.52%)	39.84%	2.23%	18.12%	(15.13%)	7.21%	28.26%	(7.81%)
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	9.33%	19.31%	(4.62%)	38.80%	3.77%	21.47%	(15.78%)	9.59%	26.86%	(5.72%)
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	21.35%	22.96%	(15.01%)	27.54%	16.42%	30.18%	(7.79%)	20.89%	14.80%	(1.35%)
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	20.27%	21.86%	(14.24%)	28.51%	15.70%	29.38%	(9.62%)	18.94%	16.58%	(3.07%)
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	14.35%	17.52%	(9.92%)	29.55%	7.51%	26.09%	(13.24%)	14.64%	21.01%	(5.03%)
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	11.49%	17.64%	(13.53%)	30.61%	11.17%	21.75%	(13.13%)	11.52%	23.53%	(3.29%)
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	11.42%	17.86%	(12.46%)	33.50%	6.59%	20.66%	(11.60%)	11.18%	25.63%	(3.62%)
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Annual Return [Percent]	20.49%	21.84%	(11.81%)	23.95%	19.27%	33.11%	(5.12%)
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	5.52%	11.18%	(24.96%)	41.85%	(5.04%)	28.10%	(2.99%)	5.71%	8.38%	3.24%
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	23.83%	24.94%	(15.56%)	26.82%	21.80%	32.17%	(1.99%)	25.53%	9.60%	1.64%
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	13.85%	21.24%	(17.77%)	25.93%	19.34%	26.16%	(12.34%)	16.21%	17.13%	(1.61%)